Schedule of Outstanding Warrants to Purchase Common Stock (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants
Warrants Outstanding, Beginning Balance	7,562,500	39,109,000	40,010,250
Weighted Average Exercise Price, Beginning Balance	$ 0.25	$ 0.24	$ 0.25
Weighted Average Life of Outstanding Warrants in Months, Beginning Balance	6 months	9 years	21 years
Aggregate Intrinsic Value, Beginning Balance	$ 0	$ 0	$ 0
Warrants, Issued	34,157,894
Weighted Average Exercise Price, Issued	$ 0.06
Aggregate Intrinsic Value, Issued
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Warrants, Expired	(7,562,500)	(31,546,500)	(901,250)
Weighted Average Exercise Price, Expired	$ 0.25	$ (0.23)	$ (0.66)
Aggregate Intrinsic Value, Expired	$ 0	$ 0	$ 0
Warrants Outstanding, Ending Balance	34,157,894	7,562,500	39,109,000
Weighted Average Exercise Price, Ending Balance	$ 0.06	$ 0.25	$ 0.24
Weighted Average Life of Outstanding Warrants in Months, Ending Balance		6 years
Aggregate Intrinsic Value, Ending Balance	$ 0	$ 0	$ 0
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardNonOptionsIssuedWeightedAverageRemainingContractualTerms]	36 months
Weighted Average Life of Outstanding Warrants in Months, Ending Balance	36 months